Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 29,819	$ 34,589
Accounts receivable, net	77,307	64,788
Inventories, net	10,510	8,641
Prepaid expenses	3,465	3,265
Derivative instruments	42,516	12,840
Total current assets	163,617	124,123
Property and equipment-at cost, net	65,601	65,711
Oil and natural gas properties, using the full cost method:
Proved	2,860,611	2,535,404
Unevaluated (excluded from the amortization base)	162,921	22,831
Accumulated depreciation, depletion, amortization and impairment	(1,290,356)	(1,135,567)
Total oil and natural gas properties	1,733,176	1,422,668
Derivative instruments	517	16,785
Assets held for sale	5,689
Deferred income taxes		7,526
Other assets	38,952	32,920
Total assets	2,007,552	1,669,733
Liabilities and stockholders' equity
Accounts payable and accrued liabilities	101,598	68,930
Accrued payroll and benefits payable	19,655	18,818
Accrued interest payable	24,131	30,882
Revenue distribution payable	18,152	20,800
Current maturities of long-term debt and capital leases	3,746	3,078
Derivative instruments	436	1,505
Deferred income taxes	26,872	23,704
Total current liabilities	194,590	167,717
Long-term debt and capital leases, less current maturities	1,289,656	1,031,495
Derivative instruments	2,192	127
Stock-based compensation	3,042	2,788
Asset retirement obligations	46,314	43,593
Deferred income taxes	8,901
Commitments and contingencies (Note 13)
Stockholders' equity:
Preferred stock, 600,000 shares authorized, none issued and outstanding
Additional paid in capital	422,434	419,370
Retained earnings (accumulated deficit)	17,186	(47,217)
Accumulated other comprehensive income, net of taxes	23,223	51,846
Total stockholders' equity	462,857	424,013
Total liabilities and stockholders' equity	2,007,552	1,669,733
Class A Common Stock
Stockholders' equity:
Common stock
Class B Common Stock
Stockholders' equity:
Common stock	4	4
Class C Common Stock
Stockholders' equity:
Common stock	2	2
Class D Common Stock
Stockholders' equity:
Common stock	3	3
Class E Common Stock
Stockholders' equity:
Common stock	5	5
Class F Common Stock
Stockholders' equity:
Common stock
Class G Common Stock
Stockholders' equity:
Common stock